Revenues (Tables)	6 Months Ended
Jun. 30, 2018
Revenues [Abstract]
Schedule of disaggregation of revenue

	Three month ended		Six month ended		Year ended
	June 30,		June 30,		December 31,
	2018	2017	2018	2017	2017
	Unaudited				Audited
	USD in thousands
MUSE™ system and related equipment	$-	$10	$21	$57	$161
Miniature camera and related equipment	54	72	100	139	306
Total	$54	$82	$121	$196	$467